SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	30 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Computer Equipment And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computer Equipment And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Office Furniture Equipment And Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Office Furniture Equipment And Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives, description	shorter of lease terms or expected useful life